Vanguard® Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.7%)
	Alcoa Corp.	363,031	32,684
	Freeport-McMoRan Inc.	585,921	29,144
	Newmont Corp.	313,827	24,934
	Albemarle Corp.	98,761	21,841
	Ecolab Inc.	123,671	21,835
	FMC Corp.	137,838	18,135
	Mosaic Co.	265,008	17,623
	Air Products and Chemicals Inc.	63,149	15,782
	Fastenal Co.	261,457	15,531
	Celanese Corp.	95,919	13,704
	LyondellBasell Industries NV Class A	122,383	12,583
	Southern Copper Corp.	151,668	11,512
	Nucor Corp.	65,621	9,755
	Reliance Steel & Aluminum Co.	46,511	8,528
	Dow Inc.	129,023	8,221
	Scotts Miracle-Gro Co.	57,646	7,088
	International Flavors & Fragrances Inc.	41,595	5,463
*	Hexcel Corp.	68,320	4,063
	Element Solutions Inc.	176,547	3,866
	CF Industries Holdings Inc.	35,526	3,661
	Eastman Chemical Co.	20,871	2,339
	Westlake Corp.	18,022	2,224
	International Paper Co.	38,679	1,785
	United States Steel Corp.	31,307	1,181
	Royal Gold Inc.	6,912	976
	Ashland Global Holdings Inc.	2,523	248
	Avery Dennison Corp.	877	153
*	Sylvamo Corp.	3,516	117
			294,976
Consumer Discretionary (15.5%)
*	Amazon.com Inc.	177,011	577,047
*	Tesla Inc.	342,616	369,203
	Home Depot Inc.	401,814	120,275
	Costco Wholesale Corp.	182,250	104,949
*	Walt Disney Co.	731,469	100,328
	Walmart Inc.	611,442	91,056
	McDonald's Corp.	277,845	68,706
*	Netflix Inc.	175,410	65,707
	Lowe's Cos. Inc.	309,125	62,502
	NIKE Inc. Class B	457,006	61,495
	Starbucks Corp.	476,976	43,391

		Shares	Market Value ($000)
*	Copart Inc.	311,132	39,038
*	Booking Holdings Inc.	15,498	36,396
*	AutoZone Inc.	17,633	36,052
	Target Corp.	161,156	34,201
*	O'Reilly Automotive Inc.	49,581	33,961
*	Marriott International Inc. Class A	189,777	33,353
	Estee Lauder Cos. Inc. Class A	120,072	32,698
*	Ford Motor Co.	1,601,743	27,085
	TJX Cos. Inc.	416,269	25,218
	Activision Blizzard Inc.	314,746	25,214
*	General Motors Co.	567,866	24,838
*	Uber Technologies Inc.	572,325	20,421
	eBay Inc.	356,557	20,416
*	Dollar Tree Inc.	122,634	19,640
	Ross Stores Inc.	210,030	18,999
	Dollar General Corp.	80,994	18,032
	Yum! Brands Inc.	143,255	16,980
*	CarMax Inc.	172,013	16,596
	DR Horton Inc.	220,842	16,455
*	Chipotle Mexican Grill Inc.	10,357	16,385
*	NVR Inc.	3,412	15,242
	Electronic Arts Inc.	113,522	14,362
*	Capri Holdings Ltd.	277,612	14,266
*	Expedia Group Inc.	67,567	13,221
*	Hilton Worldwide Holdings Inc.	86,190	13,078
*	Live Nation Entertainment Inc.	110,419	12,990
*	Lululemon Athletica Inc.	35,485	12,960
*	Southwest Airlines Co.	282,052	12,918
*	Delta Air Lines Inc.	307,256	12,158
*	Trade Desk Inc. Class A	172,480	11,944
*	Aptiv plc	98,483	11,789
*	United Airlines Holdings Inc.	244,917	11,354
	Lennar Corp. Class A	136,724	11,098
	Tempur Sealy International Inc.	386,201	10,783
	Advance Auto Parts Inc.	51,398	10,637
	PulteGroup Inc.	224,228	9,395
	Darden Restaurants Inc.	70,136	9,325
	Interpublic Group of Cos. Inc.	259,529	9,200
	Yum China Holdings Inc.	219,948	9,137
	Gentex Corp.	302,760	8,832
*	Zynga Inc. Class A	926,065	8,557
*	PVH Corp.	111,051	8,508
	MGM Resorts International	192,556	8,076
*	AutoNation Inc.	77,316	7,699
*	Royal Caribbean Cruises Ltd.	90,926	7,618
*	Hyatt Hotels Corp. Class A	77,726	7,419
*	Carnival Corp.	366,773	7,416
*	Spotify Technology SA	47,026	7,102
*	Liberty Media Corp.-Liberty SiriusXM Class C	154,212	7,052
*	Discovery Inc. Class C	277,933	6,940
*	JetBlue Airways Corp.	435,300	6,508
	Fox Corp. Class A	161,400	6,367
*	Liberty Media Corp.-Liberty Formula One Class C	90,972	6,353
	Hasbro Inc.	76,898	6,299
*	American Airlines Group Inc.	333,400	6,085
*	Las Vegas Sands Corp.	152,438	5,925
*	Ulta Beauty Inc.	14,754	5,875
*	Under Armour Inc. Class C	365,732	5,691

		Shares	Market Value ($000)
	Paramount Global Class B	142,313	5,381
	Tractor Supply Co.	22,265	5,196
*	Norwegian Cruise Line Holdings Ltd.	234,147	5,123
*	Etsy Inc.	40,813	5,072
	VF Corp.	85,904	4,885
*	Caesars Entertainment Inc.	61,863	4,786
*	Take-Two Interactive Software Inc.	30,974	4,762
	Toll Brothers Inc.	95,169	4,475
	BorgWarner Inc.	112,717	4,385
*	Burlington Stores Inc.	23,758	4,328
	Omnicom Group Inc.	50,464	4,283
*	Liberty Media Corp.-Liberty SiriusXM Class A	93,616	4,279
*	Vail Resorts Inc.	15,867	4,130
*	GameStop Corp. Class A	24,000	3,998
	Best Buy Co. Inc.	43,631	3,966
*	Floor & Decor Holdings Inc. Class A	47,227	3,825
*	Ollie's Bargain Outlet Holdings Inc.	81,300	3,493
	Lear Corp.	24,271	3,461
	Sirius XM Holdings Inc.	522,678	3,460
*	IAA Inc.	87,027	3,329
	News Corp. Class A	149,164	3,304
*	Bright Horizons Family Solutions Inc.	24,671	3,274
*	Wynn Resorts Ltd.	40,587	3,236
*	Carvana Co.	26,876	3,206
*	Wayfair Inc. Class A	28,636	3,172
*	Madison Square Garden Entertainment Corp.	36,999	3,082
*	Liberty Media Corp.-Liberty Formula One Class A	48,061	3,034
*	Peloton Interactive Inc. Class A	114,254	3,019
	Pool Corp.	7,112	3,007
	Hanesbrands Inc.	201,094	2,994
	Fox Corp. Class B	80,265	2,912
*	LKQ Corp.	63,834	2,899
	Ralph Lauren Corp.	25,366	2,878
*	Skechers USA Inc. Class A	64,966	2,648
*	Five Below Inc.	16,637	2,635
*	Planet Fitness Inc. Class A	30,743	2,597
	Carter's Inc.	27,200	2,502
*	Mattel Inc.	111,801	2,483
*	Terminix Global Holdings Inc.	54,101	2,469
	Polaris Inc.	22,874	2,409
	AMERCO	3,700	2,209
*	DraftKings Inc. Class A	111,200	2,165
	Harley-Davidson Inc.	53,991	2,127
	Genuine Parts Co.	15,808	1,992
	Domino's Pizza Inc.	4,778	1,945
	New York Times Co. Class A	42,002	1,925
*	Lyft Inc. Class A	49,861	1,915
*	Madison Square Garden Sports Corp.	10,563	1,895
*	Alaska Air Group Inc.	30,859	1,790
	Foot Locker Inc.	59,997	1,780
*	Chegg Inc.	48,000	1,741
	Aramark	45,301	1,703
*	TripAdvisor Inc.	59,730	1,620
	Qurate Retail Inc. Class A	287,788	1,370
*	Coty Inc. Class A	144,200	1,296
*	Discovery Inc. Class A	48,210	1,201
	Kohl's Corp.	18,924	1,144
	Williams-Sonoma Inc.	7,700	1,116

		Shares	Market Value ($000)
*	Frontdoor Inc.	36,832	1,099
*	Grand Canyon Education Inc.	11,186	1,086
	Thor Industries Inc.	13,150	1,035
*	Sabre Corp.	82,000	937
*	Penn National Gaming Inc.	17,800	755
*	Nordstrom Inc.	26,916	730
	Lennar Corp. Class B	10,425	713
	Paramount Global Class A	16,261	657
*	QuantumScape Corp. Class A	31,200	624
*	Leslie's Inc.	30,535	591
	Nielsen Holdings plc	18,906	515
*	Copa Holdings SA Class A	5,503	460
	Garmin Ltd.	2,897	344
*	Under Armour Inc. Class A	19,750	336
*	RH	1,000	326
	Service Corp. International	4,359	287
	Wendy's Co.	7,938	174
*	Rivian Automotive Inc. Class A	3,446	173
*	Petco Health & Wellness Co. Inc. Class A	8,200	160
*	ROBLOX Corp. Class A	1,578	73
	Nexstar Media Group Inc. Class A	357	67
	Warner Music Group Corp. Class A	1,414	54
*	Playtika Holding Corp.	1,652	32
*	Endeavor Group Holdings Inc. Class A	509	15
	Graham Holdings Co. Class B	1	1
			2,723,371
Consumer Staples (5.0%)
	Procter & Gamble Co.	926,853	141,623
	Coca-Cola Co.	1,448,114	89,783
	PepsiCo Inc.	524,138	87,730
	Philip Morris International Inc.	553,512	51,997
	CVS Health Corp.	442,343	44,770
	Mondelez International Inc. Class A	597,386	37,504
	Colgate-Palmolive Co.	375,615	28,483
*	Monster Beverage Corp.	298,547	23,854
	Kroger Co.	412,017	23,637
	Archer-Daniels-Midland Co.	240,555	21,712
	McKesson Corp.	70,132	21,469
	Altria Group Inc.	365,860	19,116
	Constellation Brands Inc. Class A	80,947	18,644
	McCormick & Co. Inc. (Non-Voting)	172,666	17,232
	Hershey Co.	78,631	17,034
	Church & Dwight Co. Inc.	169,883	16,883
	AmerisourceBergen Corp.	107,828	16,682
	Corteva Inc.	287,081	16,501
	Tyson Foods Inc. Class A	163,958	14,696
	Brown-Forman Corp. Class B	191,278	12,819
	Kimberly-Clark Corp.	97,965	12,065
	Walgreens Boots Alliance Inc.	267,344	11,969
	Hormel Foods Corp.	224,493	11,570
	General Mills Inc.	150,379	10,184
	Molson Coors Beverage Co. Class B	190,545	10,171
	Clorox Co.	70,336	9,779
	Sysco Corp.	93,436	7,629
*	Grocery Outlet Holding Corp.	211,887	6,946
	J M Smucker Co.	48,525	6,571
	Bunge Ltd.	56,565	6,268
	Casey's General Stores Inc.	27,458	5,441

		Shares	Market Value ($000)
*	Darling Ingredients Inc.	65,770	5,287
	Ingredion Inc.	54,756	4,772
	Campbell Soup Co.	103,441	4,610
	Keurig Dr Pepper Inc.	116,679	4,422
	Albertsons Cos. Inc. Class A	124,900	4,153
*	US Foods Holding Corp.	102,093	3,842
*	Hain Celestial Group Inc.	107,989	3,715
	Lamb Weston Holdings Inc.	58,150	3,484
	Kraft Heinz Co.	83,022	3,270
*	Post Holdings Inc.	34,703	2,404
*	TreeHouse Foods Inc.	74,488	2,403
*	Beyond Meat Inc.	42,611	2,059
*	Pilgrim's Pride Corp.	72,006	1,807
	Kellogg Co.	26,928	1,737
*	Freshpet Inc.	16,612	1,705
*	Boston Beer Co. Inc. Class A	4,305	1,672
	Spectrum Brands Holdings Inc.	16,478	1,462
*	Herbalife Nutrition Ltd.	41,326	1,255
*	Olaplex Holdings Inc.	36,636	573
	Brown-Forman Corp. Class A	3,600	226
	Flowers Foods Inc.	8,141	209
	Conagra Brands Inc.	3,482	117
	Seaboard Corp.	22	92
			876,038
Energy (3.9%)
	Exxon Mobil Corp.	1,609,154	132,900
	Chevron Corp.	665,782	108,409
	ConocoPhillips	532,228	53,223
	Occidental Petroleum Corp.	615,664	34,933
	Devon Energy Corp.	510,623	30,193
	EOG Resources Inc.	235,362	28,062
*	Cheniere Energy Inc.	179,725	24,919
	Schlumberger NV	582,126	24,048
	Pioneer Natural Resources Co.	92,999	23,253
	Marathon Petroleum Corp.	254,300	21,743
	Valero Energy Corp.	173,093	17,576
*	EQT Corp.	496,689	17,091
	Halliburton Co.	395,337	14,972
	Phillips 66	163,306	14,108
*	NOV Inc.	690,587	13,543
	Diamondback Energy Inc.	92,292	12,651
	Hess Corp.	111,858	11,973
	Baker Hughes Co.	297,226	10,822
*	Enphase Energy Inc.	52,995	10,693
	Marathon Oil Corp.	423,676	10,639
	Coterra Energy Inc.	372,021	10,033
	Williams Cos. Inc.	279,381	9,334
	APA Corp.	210,049	8,681
	Continental Resources Inc.	112,740	6,914
	Targa Resources Corp.	90,860	6,857
*	Plug Power Inc.	174,200	4,984
*	First Solar Inc.	45,956	3,848
	Texas Pacific Land Corp.	2,372	3,207
	HF Sinclair Corp.	59,819	2,384
*	DT Midstream Inc.	40,285	2,186
*	SolarEdge Technologies Inc.	6,500	2,095
*	ChargePoint Holdings Inc.	91,900	1,827
	ONEOK Inc.	18,192	1,285

		Shares	Market Value ($000)
	Antero Midstream Corp.	96,216	1,046
*	Shoals Technologies Group Inc. Class A	37,500	639
	Equitrans Midstream Corp.	61,755	521
	New Fortress Energy Inc. Class A	10,679	455
			682,047
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	755,175	266,509
	JPMorgan Chase & Co.	1,164,321	158,720
	Bank of America Corp.	3,106,341	128,043
	Wells Fargo & Co.	1,791,546	86,818
	Morgan Stanley	874,564	76,437
	S&P Global Inc.	152,411	62,516
	Charles Schwab Corp.	633,197	53,385
	MSCI Inc.	88,246	44,377
	Goldman Sachs Group Inc.	132,667	43,793
	Citigroup Inc.	791,942	42,290
	Aon plc Class A	124,391	40,505
	BlackRock Inc.	48,950	37,406
	Intercontinental Exchange Inc.	254,800	33,664
	Progressive Corp.	273,036	31,123
	Marsh & McLennan Cos. Inc.	175,092	29,839
	Moody's Corp.	77,427	26,125
	CME Group Inc.	109,179	25,969
	Brown & Brown Inc.	339,907	24,565
	Ameriprise Financial Inc.	81,744	24,553
	PNC Financial Services Group Inc.	120,031	22,140
	Chubb Ltd.	96,878	20,722
	Discover Financial Services	187,970	20,712
	US Bancorp	389,596	20,707
	Aflac Inc.	318,577	20,513
	Truist Financial Corp.	340,426	19,302
	Nasdaq Inc.	106,332	18,948
	Travelers Cos. Inc.	96,384	17,612
	Prudential Financial Inc.	142,942	16,892
	First Republic Bank	103,915	16,845
	W R Berkley Corp.	244,930	16,310
	Allstate Corp.	111,950	15,506
	Raymond James Financial Inc.	132,270	14,538
*	Arch Capital Group Ltd.	295,942	14,330
	Assurant Inc.	76,302	13,874
	T. Rowe Price Group Inc.	91,575	13,845
	State Street Corp.	157,178	13,693
	Fifth Third Bancorp	313,995	13,514
	KKR & Co. Inc.	221,320	12,941
	Popular Inc.	153,360	12,536
	SLM Corp.	653,142	11,992
*	SVB Financial Group	21,411	11,978
*	Markel Corp.	8,076	11,914
	MetLife Inc.	168,964	11,875
	Signature Bank	38,333	11,250
	Zions Bancorp NA	170,974	11,209
	Commerce Bancshares Inc.	150,432	10,769
	Blackstone Inc.	84,617	10,741
	East West Bancorp Inc.	133,603	10,557
	Globe Life Inc.	101,484	10,209
	American International Group Inc.	153,878	9,659
*	Alleghany Corp.	11,001	9,318
	KeyCorp	410,238	9,181

		Shares	Market Value ($000)
	Lincoln National Corp.	137,252	8,971
	Arthur J Gallagher & Co.	50,876	8,883
	Broadridge Financial Solutions Inc.	56,899	8,860
	Principal Financial Group Inc.	110,482	8,111
	M&T Bank Corp.	46,002	7,797
	Apollo Global Management Inc.	125,245	7,764
	Bank of New York Mellon Corp.	153,934	7,640
	Willis Towers Watson plc	31,393	7,416
	SEI Investments Co.	121,525	7,317
	Hanover Insurance Group Inc.	48,487	7,250
	White Mountains Insurance Group Ltd.	6,215	7,062
	Voya Financial Inc.	98,879	6,561
	Loews Corp.	99,510	6,450
	Reinsurance Group of America Inc.	58,891	6,446
	Cullen/Frost Bankers Inc.	46,275	6,405
	OneMain Holdings Inc.	127,257	6,033
	Wintrust Financial Corp.	61,293	5,696
*	Brighthouse Financial Inc.	104,906	5,419
	Hartford Financial Services Group Inc.	74,781	5,370
	RenaissanceRe Holdings Ltd.	31,800	5,041
	LPL Financial Holdings Inc.	27,000	4,932
	New Residential Investment Corp.	425,479	4,672
	Huntington Bancshares Inc.	294,306	4,303
	American Financial Group Inc.	29,323	4,270
	Webster Financial Corp.	72,962	4,095
*	Credit Acceptance Corp.	6,696	3,685
	BOK Financial Corp.	38,470	3,614
	Interactive Brokers Group Inc. Class A	54,320	3,580
	Northern Trust Corp.	28,975	3,374
	First Horizon Corp.	138,758	3,259
	Jefferies Financial Group Inc.	94,994	3,121
	MarketAxess Holdings Inc.	8,909	3,031
	CNA Financial Corp.	61,718	3,001
	First Citizens BancShares Inc. Class A	4,498	2,994
	MGIC Investment Corp.	200,841	2,721
	Pinnacle Financial Partners Inc.	29,247	2,693
	Starwood Property Trust Inc.	110,744	2,677
	Stifel Financial Corp.	36,689	2,491
	Ally Financial Inc.	43,643	1,898
	Western Alliance Bancorp	22,046	1,826
	FNB Corp.	139,880	1,742
	Fidelity National Financial Inc.	29,371	1,435
	Bank of Hawaii Corp.	15,647	1,313
	Rocket Cos. Inc. Class A	99,800	1,110
	TFS Financial Corp.	59,947	995
	Assured Guaranty Ltd.	12,876	820
	Lazard Ltd. Class A	18,454	637
*	Upstart Holdings Inc.	5,621	613
	Morningstar Inc.	1,993	544
	New York Community Bancorp Inc.	49,670	533
*	LendingTree Inc.	4,403	527
	FactSet Research Systems Inc.	1,172	509
*	Lemonade Inc.	17,600	464
	Cboe Global Markets Inc.	3,900	446
*	Coinbase Global Inc. Class A	1,663	316
	Kemper Corp.	3,979	225
*	GoHealth Inc. Class A	140,100	165
	Affiliated Managers Group Inc.	1,072	151

		Shares	Market Value ($000)
	UWM Holdings Corp. Class A	31,000	140
	Primerica Inc.	877	120
	Erie Indemnity Co. Class A	166	29
			1,932,332
Health Care (12.4%)
	Johnson & Johnson	1,037,448	183,867
	UnitedHealth Group Inc.	357,345	182,235
	Pfizer Inc.	2,097,338	108,579
	AbbVie Inc.	626,570	101,573
	Thermo Fisher Scientific Inc.	151,842	89,685
	Eli Lilly & Co.	301,811	86,430
	Merck & Co. Inc.	982,523	80,616
	Abbott Laboratories	636,600	75,348
	Danaher Corp.	233,975	68,632
	Bristol-Myers Squibb Co.	892,613	65,188
	Amgen Inc.	237,221	57,365
	Medtronic plc	472,235	52,394
	Anthem Inc.	101,321	49,771
	Zoetis Inc.	250,316	47,207
*	Intuitive Surgical Inc.	135,024	40,734
	Cigna Corp.	162,988	39,054
	Becton Dickinson & Co.	127,458	33,904
*	Boston Scientific Corp.	739,821	32,767
	Stryker Corp.	114,580	30,633
*	Vertex Pharmaceuticals Inc.	114,915	29,989
*	Regeneron Pharmaceuticals Inc.	40,120	28,021
	Humana Inc.	63,904	27,809
	Gilead Sciences Inc.	454,242	27,005
	Agilent Technologies Inc.	203,712	26,957
*	Edwards Lifesciences Corp.	226,013	26,606
	HCA Healthcare Inc.	90,586	22,703
*	Moderna Inc.	128,726	22,174
*	Charles River Laboratories International Inc.	74,470	21,147
*	Illumina Inc.	60,082	20,993
*	Centene Corp.	242,959	20,455
	Bio-Techne Corp.	44,945	19,463
*	Laboratory Corp. of America Holdings	70,685	18,637
	PerkinElmer Inc.	106,266	18,539
	Cooper Cos. Inc.	44,386	18,535
*	Dexcom Inc.	35,827	18,329
*	IDEXX Laboratories Inc.	28,956	15,841
*	IQVIA Holdings Inc.	65,444	15,131
	Teleflex Inc.	41,189	14,615
*	Biogen Inc.	66,888	14,087
	Baxter International Inc.	179,475	13,916
	Zimmer Biomet Holdings Inc.	98,842	12,642
*	Align Technology Inc.	26,436	11,526
*	QIAGEN NV	227,726	11,159
*	Henry Schein Inc.	123,189	10,741
	Bruker Corp.	162,910	10,475
	Universal Health Services Inc. Class B	69,799	10,117
*	Hologic Inc.	129,253	9,929
*	Seagen Inc.	66,982	9,649
	Quest Diagnostics Inc.	70,369	9,631
*	Horizon Therapeutics plc	89,775	9,445
	ResMed Inc.	38,871	9,427
*	Alnylam Pharmaceuticals Inc.	53,959	8,811
*	Veeva Systems Inc. Class A	41,266	8,767

		Shares	Market Value ($000)
	Cardinal Health Inc.	146,440	8,303
*	Avantor Inc.	244,959	8,284
	Cerner Corp.	86,490	8,092
*	Exelixis Inc.	353,309	8,010
*	Molina Healthcare Inc.	23,711	7,910
*	Incyte Corp.	94,863	7,534
	STERIS plc	30,730	7,430
*	Bio-Rad Laboratories Inc. Class A	12,813	7,217
*	Catalent Inc.	55,426	6,147
*	ABIOMED Inc.	18,233	6,039
*	Teladoc Health Inc.	83,326	6,010
	Viatris Inc.	549,512	5,979
	DENTSPLY SIRONA Inc.	110,655	5,446
*	Exact Sciences Corp.	71,481	4,998
	West Pharmaceutical Services Inc.	12,061	4,954
*	DaVita Inc.	36,846	4,168
*	Insulet Corp.	15,168	4,041
*	United Therapeutics Corp.	22,086	3,962
*	Quidel Corp.	34,800	3,914
*	Sarepta Therapeutics Inc.	46,740	3,651
*	Penumbra Inc.	16,007	3,556
*	Ionis Pharmaceuticals Inc.	93,209	3,452
	Organon & Co.	98,252	3,432
*	Syneos Health Inc.	41,843	3,387
*	BioMarin Pharmaceutical Inc.	43,646	3,365
*	Elanco Animal Health Inc.	117,047	3,054
*	Acadia Healthcare Co. Inc.	43,965	2,881
*	Envista Holdings Corp.	57,545	2,803
*	Novocure Ltd.	31,069	2,574
*	Neurocrine Biosciences Inc.	26,196	2,456
*	Guardant Health Inc.	32,268	2,137
*	Masimo Corp.	14,482	2,108
*	Novavax Inc.	26,400	1,944
*	Jazz Pharmaceuticals plc	12,304	1,915
*	Repligen Corp.	10,100	1,900
	Royalty Pharma plc Class A	48,300	1,882
*	Integra LifeSciences Holdings Corp.	28,188	1,811
*	Sage Therapeutics Inc.	44,900	1,486
*	Global Blood Therapeutics Inc.	42,600	1,476
*	Maravai LifeSciences Holdings Inc. Class A	40,990	1,446
*	Iovance Biotherapeutics Inc.	85,300	1,420
*	Tandem Diabetes Care Inc.	12,000	1,395
*	Nektar Therapeutics	202,500	1,091
*	Mirati Therapeutics Inc.	13,100	1,077
	Chemed Corp.	1,705	864
	Premier Inc. Class A	23,021	819
*	Oak Street Health Inc.	29,198	785
*	ICU Medical Inc.	3,463	771
*	10X Genomics Inc. Class A	6,700	510
*	American Well Corp. Class A	120,200	506
	Encompass Health Corp.	4,425	315
*	Zimvie Inc.	9,884	226
*	Natera Inc.	5,100	207
	Perrigo Co. plc	3,816	147
*	Adaptive Biotechnologies Corp.	7,594	105
*	CureVac NV	1,700	33
*	GoodRx Holdings Inc. Class A	303	6
			2,180,684

		Shares	Market Value ($000)
Industrials (12.6%)
	Visa Inc. Class A	691,123	153,270
	Mastercard Inc. Class A	357,254	127,675
	Accenture plc Class A	258,764	87,263
	Union Pacific Corp.	259,071	70,781
*	PayPal Holdings Inc.	514,789	59,535
	American Express Co.	266,962	49,922
	United Parcel Service Inc. Class B	230,102	49,348
	Raytheon Technologies Corp.	461,197	45,691
	Honeywell International Inc.	232,161	45,174
	General Electric Co.	467,685	42,793
*	Boeing Co.	217,073	41,569
	Caterpillar Inc.	173,096	38,569
	CSX Corp.	1,021,206	38,244
	Old Dominion Freight Line Inc.	123,615	36,921
*	Mettler-Toledo International Inc.	25,027	34,367
	Norfolk Southern Corp.	119,085	33,965
	Deere & Co.	80,657	33,510
*	Fiserv Inc.	321,884	32,639
	Global Payments Inc.	235,676	32,250
	Cintas Corp.	74,609	31,738
	Sherwin-Williams Co.	124,560	31,093
	Northrop Grumman Corp.	68,597	30,678
	Verisk Analytics Inc.	137,812	29,579
	Illinois Tool Works Inc.	137,731	28,841
	3M Co.	192,197	28,614
*	TransDigm Group Inc.	41,274	26,892
	General Dynamics Corp.	111,185	26,816
*	Block Inc. Class A	196,519	26,648
	Automatic Data Processing Inc.	115,011	26,170
	Lockheed Martin Corp.	57,607	25,428
	FedEx Corp.	109,365	25,306
	Fidelity National Information Services Inc.	244,418	24,544
	AMETEK Inc.	151,305	20,151
	Ball Corp.	220,478	19,843
*	Keysight Technologies Inc.	124,946	19,738
	Eaton Corp. plc	129,172	19,603
	L3Harris Technologies Inc.	78,801	19,580
*	Waters Corp.	62,836	19,504
	Jacobs Engineering Group Inc.	140,325	19,338
	Parker-Hannifin Corp.	65,681	18,638
	Martin Marietta Materials Inc.	47,052	18,110
	Crown Holdings Inc.	141,555	17,707
	Equifax Inc.	72,586	17,210
*	Zebra Technologies Corp. Class A	39,590	16,378
	Vulcan Materials Co.	88,366	16,233
	Emerson Electric Co.	160,755	15,762
	JB Hunt Transport Services Inc.	77,704	15,602
	AGCO Corp.	104,204	15,217
	IDEX Corp.	77,733	14,904
	Fortive Corp.	244,245	14,882
	Carlisle Cos. Inc.	58,515	14,390
	Expeditors International of Washington Inc.	138,416	14,279
	Carrier Global Corp.	309,834	14,212
	Capital One Financial Corp.	107,609	14,128
	PACCAR Inc.	144,705	12,744
*	Teledyne Technologies Inc.	26,185	12,376
	WW Grainger Inc.	23,754	12,252

		Shares	Market Value ($000)
	Otis Worldwide Corp.	155,691	11,980
	Toro Co.	139,713	11,944
	Landstar System Inc.	77,365	11,669
	DuPont de Nemours Inc.	155,897	11,471
	Eagle Materials Inc.	87,370	11,215
	Textron Inc.	144,654	10,759
	Cummins Inc.	51,145	10,490
	Robert Half International Inc.	91,054	10,397
	Lennox International Inc.	39,309	10,136
	Jack Henry & Associates Inc.	51,040	10,057
	Owens Corning	103,018	9,426
	Huntington Ingalls Industries Inc.	43,600	8,696
	Genpact Ltd.	193,618	8,424
	Quanta Services Inc.	62,470	8,222
	Armstrong World Industries Inc.	90,528	8,148
	Oshkosh Corp.	79,575	8,009
	Synchrony Financial	228,156	7,942
	BWX Technologies Inc.	143,634	7,736
	Xylem Inc.	89,079	7,595
*	United Rentals Inc.	20,502	7,283
	Johnson Controls International plc	111,029	7,280
*	FleetCor Technologies Inc.	28,478	7,093
	Westinghouse Air Brake Technologies Corp.	71,671	6,893
	Graco Inc.	98,621	6,876
*	Bill.com Holdings Inc.	29,000	6,577
	Valmont Industries Inc.	26,975	6,436
*	Ingersoll Rand Inc.	124,585	6,273
	Sealed Air Corp.	91,392	6,120
	Paychex Inc.	40,000	5,459
*	Generac Holdings Inc.	17,713	5,265
	Donaldson Co. Inc.	101,191	5,255
	ITT Inc.	68,646	5,163
	ManpowerGroup Inc.	52,389	4,920
	Rockwell Automation Inc.	16,494	4,619
*	Mercury Systems Inc.	70,400	4,537
*	Trimble Inc.	61,981	4,471
	Trane Technologies plc	29,014	4,430
	PPG Industries Inc.	33,704	4,418
*	Colfax Corp.	110,500	4,397
	Packaging Corp. of America	27,444	4,284
	HEICO Corp.	27,866	4,279
*	Axon Enterprise Inc.	30,579	4,212
*	Euronet Worldwide Inc.	32,136	4,182
	CH Robinson Worldwide Inc.	38,217	4,116
	Stanley Black & Decker Inc.	29,193	4,081
	Howmet Aerospace Inc.	105,270	3,783
*	Berry Global Group Inc.	64,335	3,729
*	Mohawk Industries Inc.	29,588	3,675
	MSC Industrial Direct Co. Inc. Class A	41,610	3,546
*	AECOM	40,880	3,140
	Flowserve Corp.	87,321	3,135
*	Fair Isaac Corp.	5,973	2,786
*	Coherent Inc.	9,143	2,499
	Allison Transmission Holdings Inc.	62,972	2,472
*	Sensata Technologies Holding plc	42,612	2,167
	MDU Resources Group Inc.	80,095	2,135
	Cognex Corp.	27,531	2,124
	Nordson Corp.	9,300	2,112

		Shares	Market Value ($000)
	Spirit AeroSystems Holdings Inc. Class A	41,506	2,029
	TransUnion	17,546	1,813
*	Middleby Corp.	10,998	1,803
*	FTI Consulting Inc.	11,197	1,760
*	WEX Inc.	8,803	1,571
	Acuity Brands Inc.	7,955	1,506
*	Virgin Galactic Holdings Inc.	146,500	1,447
*	Axalta Coating Systems Ltd.	58,104	1,428
	Vontier Corp.	55,048	1,398
*	Kirby Corp.	18,615	1,344
	Allegion plc	12,165	1,335
*	XPO Logistics Inc.	15,647	1,139
*	GXO Logistics Inc.	15,647	1,116
*	Trex Co. Inc.	15,441	1,009
*	AZEK Co. Inc. Class A	35,971	894
	MKS Instruments Inc.	5,395	809
	Booz Allen Hamilton Holding Corp.	8,520	748
	Silgan Holdings Inc.	10,388	480
*	StoneCo Ltd. Class A	39,800	466
	RPM International Inc.	5,251	428
	Littelfuse Inc.	1,596	398
*	Paysafe Ltd.	116,100	394
*	Paylocity Holding Corp.	1,635	336
	AptarGroup Inc.	2,836	333
	Brunswick Corp.	3,484	282
	Sonoco Products Co.	2,414	151
*	Affirm Holdings Inc. Class A	475	22
*	Marqeta Inc. Class A	969	11
*	Gates Industrial Corp. plc	447	7
			2,215,609
Real Estate (3.4%)
	Prologis Inc.	306,496	49,493
	American Tower Corp.	188,791	47,428
	SBA Communications Corp.	105,484	36,297
	Crown Castle International Corp.	164,871	30,435
	Equinix Inc.	37,499	27,810
*	CBRE Group Inc. Class A	271,349	24,834
	Public Storage	61,358	23,947
	Welltower Inc.	179,631	17,270
	Extra Space Storage Inc.	80,139	16,477
	Digital Realty Trust Inc.	110,688	15,695
	Equity LifeStyle Properties Inc.	191,794	14,668
	American Homes 4 Rent Class A	341,378	13,665
	AvalonBay Communities Inc.	54,421	13,516
	Equity Residential	145,906	13,120
	Mid-America Apartment Communities Inc.	62,424	13,075
	Alexandria Real Estate Equities Inc.	62,758	12,630
	Weyerhaeuser Co.	324,181	12,286
	Realty Income Corp.	177,057	12,270
*	Jones Lang LaSalle Inc.	48,345	11,577
	Essex Property Trust Inc.	32,988	11,397
*	CoStar Group Inc.	170,700	11,370
	Simon Property Group Inc.	82,253	10,821
	Invitation Homes Inc.	260,757	10,477
*	Host Hotels & Resorts Inc.	500,678	9,728
	Ventas Inc.	149,332	9,223
	Duke Realty Corp.	154,714	8,983
	Sun Communities Inc.	50,511	8,854

		Shares	Market Value ($000)
*	Howard Hughes Corp.	69,984	7,251
	Camden Property Trust	40,323	6,702
	UDR Inc.	116,035	6,657
	Lamar Advertising Co. Class A	49,553	5,757
	Apartment Income REIT Corp.	104,262	5,574
	Douglas Emmett Inc.	159,344	5,325
	Medical Properties Trust Inc.	227,141	4,802
	Rexford Industrial Realty Inc.	61,698	4,602
	Kimco Realty Corp.	182,776	4,515
	Life Storage Inc.	28,641	4,022
	First Industrial Realty Trust Inc.	64,232	3,977
	CubeSmart	76,313	3,971
*	Park Hotels & Resorts Inc.	189,400	3,699
	EPR Properties	65,946	3,608
	Kilroy Realty Corp.	46,621	3,563
*	Zillow Group Inc. Class C	68,903	3,396
	Equity Commonwealth	120,065	3,387
	Americold Realty Trust	95,299	2,657
	Cousins Properties Inc.	58,449	2,355
	STORE Capital Corp.	74,155	2,167
	Rayonier Inc.	52,081	2,142
	American Campus Communities Inc.	37,690	2,109
*	Opendoor Technologies Inc.	237,500	2,054
*	Zillow Group Inc. Class A	39,603	1,910
	Hudson Pacific Properties Inc.	62,320	1,729
	JBG SMITH Properties	48,572	1,419
	Iron Mountain Inc.	23,460	1,300
	Federal Realty Investment Trust	8,082	987
	VICI Properties Inc.	32,219	917
*	Orion Office REIT Inc.	64,006	896
	SL Green Realty Corp.	7,620	619
			591,415
Technology (28.6%)
	Apple Inc.	6,374,682	1,113,083
	Microsoft Corp.	3,087,808	952,002
*	Alphabet Inc. Class A	123,119	342,437
*	Alphabet Inc. Class C	114,862	320,808
	NVIDIA Corp.	976,847	266,542
*	Meta Platforms Inc. Class A	965,655	214,723
*	Adobe Inc.	200,533	91,367
	Broadcom Inc.	135,198	85,132
*	Salesforce Inc.	380,526	80,793
	Intel Corp.	1,551,079	76,872
*	Advanced Micro Devices Inc.	645,951	70,628
	QUALCOMM Inc.	456,471	69,758
	Applied Materials Inc.	521,740	68,765
	Texas Instruments Inc.	361,142	66,262
	Intuit Inc.	125,214	60,208
	Oracle Corp.	664,347	54,961
*	Cadence Design Systems Inc.	316,071	51,981
	Lam Research Corp.	94,192	50,639
*	Synopsys Inc.	150,750	50,240
*	ServiceNow Inc.	80,185	44,654
	KLA Corp.	94,020	34,417
	International Business Machines Corp.	263,012	34,197
*	Micron Technology Inc.	422,580	32,915
	Teradyne Inc.	260,082	30,750
*	Fortinet Inc.	88,817	30,352

		Shares	Market Value ($000)
	Analog Devices Inc.	181,482	29,977
*	Autodesk Inc.	135,680	29,083
	Amphenol Corp. Class A	348,261	26,241
	Roper Technologies Inc.	53,563	25,294
*	Palo Alto Networks Inc.	39,735	24,735
	Cognizant Technology Solutions Corp. Class A	240,533	21,569
*	Workday Inc. Class A	78,829	18,876
*	Crowdstrike Holdings Inc. Class A	81,899	18,598
*	Snowflake Inc. Class A	75,444	17,287
*	Match Group Inc.	154,145	16,762
	Corning Inc.	448,584	16,557
*	Atlassian Corp. plc Class A	54,002	15,867
*	Datadog Inc. Class A	104,518	15,831
	Marvell Technology Inc.	196,863	14,117
*	Gartner Inc.	45,956	13,670
*	Arrow Electronics Inc.	104,474	12,394
*	Cloudflare Inc. Class A	100,999	12,090
	HP Inc.	331,111	12,019
	Hewlett Packard Enterprise Co.	711,355	11,887
*	MongoDB Inc.	26,154	11,602
	NetApp Inc.	136,795	11,354
*	Twitter Inc.	287,635	11,129
*	Twilio Inc. Class A	65,479	10,792
*	VMware Inc. Class A	91,739	10,446
*	VeriSign Inc.	44,478	9,895
*	ANSYS Inc.	30,794	9,782
	Microchip Technology Inc.	127,768	9,601
*	Zoom Video Communications Inc. Class A	77,959	9,139
	Dolby Laboratories Inc. Class A	115,638	9,045
*	Palantir Technologies Inc. Class A	621,498	8,533
*	HubSpot Inc.	17,944	8,522
*	Splunk Inc.	57,314	8,517
*	ON Semiconductor Corp.	132,764	8,312
	Citrix Systems Inc.	81,541	8,228
	NXP Semiconductors NV	42,465	7,859
*	Okta Inc.	51,969	7,845
	SS&C Technologies Holdings Inc.	101,768	7,635
*	Zscaler Inc.	31,105	7,505
*	DocuSign Inc.	66,146	7,086
	NortonLifeLock Inc.	266,482	7,067
*	Paycom Software Inc.	20,362	7,053
*	Akamai Technologies Inc.	58,214	6,950
*	DoorDash Inc. Class A	58,310	6,833
*	Western Digital Corp.	127,552	6,333
*	Black Knight Inc.	108,710	6,304
*	GoDaddy Inc. Class A	73,840	6,180
*	F5 Inc.	25,788	5,388
*	EPAM Systems Inc.	18,104	5,370
*	Wolfspeed Inc.	40,000	4,554
*	Aspen Technology Inc.	27,515	4,550
*	Guidewire Software Inc.	47,991	4,541
*	Qorvo Inc.	36,388	4,516
*	IAC/InterActiveCorp	44,781	4,491
*	Manhattan Associates Inc.	32,339	4,486
*	Unity Software Inc.	43,833	4,349
*	NCR Corp.	107,900	4,337
	Avnet Inc.	105,416	4,279
	Skyworks Solutions Inc.	31,731	4,229

		Shares	Market Value ($000)
*	Dell Technologies Inc. Class C	77,738	3,902
*	Tyler Technologies Inc.	8,729	3,883
*	Anaplan Inc.	59,077	3,843
*	Pinterest Inc. Class A	145,761	3,587
*	Zendesk Inc.	29,758	3,580
*	PTC Inc.	31,366	3,379
	CDW Corp.	17,242	3,084
*	Dun & Bradstreet Holdings Inc.	175,400	3,073
*	Clarivate plc	180,200	3,020
	Leidos Holdings Inc.	24,871	2,687
*	RingCentral Inc. Class A	22,650	2,655
	Universal Display Corp.	15,011	2,506
*	Teradata Corp.	49,671	2,448
*	Mandiant Corp.	108,421	2,419
*	DXC Technology Co.	74,093	2,418
*	Wix.com Ltd.	23,100	2,413
	CDK Global Inc.	48,394	2,356
	Monolithic Power Systems Inc.	4,730	2,297
*	CACI International Inc. Class A	7,044	2,122
*	Pure Storage Inc. Class A	58,388	2,062
*	Coupa Software Inc.	20,214	2,054
*	Ceridian HCM Holding Inc.	27,055	1,850
*	Change Healthcare Inc.	75,615	1,648
*	Alteryx Inc. Class A	22,246	1,591
*	Five9 Inc.	10,994	1,214
*	Dynatrace Inc.	25,006	1,178
	Xerox Holdings Corp.	55,907	1,128
*	Fastly Inc. Class A	57,000	991
*	Nutanix Inc. Class A	36,620	982
*	IPG Photonics Corp.	8,932	980
	Amdocs Ltd.	11,856	975
	Bentley Systems Inc. Class B	21,907	968
*	Avalara Inc.	9,649	960
*	Vimeo Inc.	72,701	864
*	Kyndryl Holdings Inc.	52,602	690
*	Allegro MicroSystems Inc.	18,900	537
	Entegris Inc.	4,076	535
	Vertiv Holdings Co. Class A	29,000	406
*	Skillz Inc. Class A	113,300	340
*	Elastic NV	3,124	278
*	C3.ai Inc. Class A	11,900	270
*	Dropbox Inc. Class A	11,393	265
*	Smartsheet Inc. Class A	4,621	253
	Pegasystems Inc.	2,595	209
*	Vroom Inc.	33,500	89
*	AppLovin Corp. Class A	1,198	66
*	ZoomInfo Technologies Inc. Class A	593	35
*	Qualtrics International Inc. Class A	1,075	31
*	UiPath Inc. Class A	936	20
*	Bumble Inc. Class A	516	15
*	Toast Inc. Class A	96	2
*	Just Eat Takeaway.com NV ADR	2	—
			5,011,135
Telecommunications (2.6%)
	Cisco Systems Inc.	1,597,843	89,096
	Comcast Corp. Class A	1,796,063	84,092
	Verizon Communications Inc.	1,607,909	81,907
	AT&T Inc.	2,533,965	59,877

		Shares	Market Value ($000)
*	T-Mobile US Inc.	331,507	42,549
*	Charter Communications Inc. Class A	48,031	26,202
*	Arista Networks Inc.	98,958	13,753
	Juniper Networks Inc.	273,671	10,170
	Motorola Solutions Inc.	40,243	9,747
*	Liberty Broadband Corp. Class C	63,589	8,605
*	Roku Inc.	40,709	5,100
*	DISH Network Corp. Class A	125,591	3,975
*	Lumentum Holdings Inc.	38,400	3,748
*	Ciena Corp.	43,130	2,615
*	Liberty Broadband Corp. Class A	19,734	2,586
*	Viasat Inc.	25,754	1,257
*	CommScope Holding Co. Inc.	153,970	1,213
	Cable One Inc.	819	1,199
*	Altice USA Inc. Class A	72,643	906
			448,597
Utilities (2.8%)
	NextEra Energy Inc.	792,325	67,118
	Duke Energy Corp.	308,844	34,486
	Dominion Energy Inc.	323,987	27,529
	Southern Co.	338,442	24,540
	Waste Management Inc.	146,985	23,297
	American Water Works Co. Inc.	131,114	21,703
	Sempra Energy	124,369	20,909
	WEC Energy Group Inc.	199,699	19,932
*	PG&E Corp.	1,576,881	18,828
	Exelon Corp.	386,434	18,406
	Eversource Energy	183,279	16,163
	Atmos Energy Corp.	128,834	15,394
	Xcel Energy Inc.	210,170	15,168
	CMS Energy Corp.	211,659	14,804
	American Electric Power Co. Inc.	135,702	13,539
	Consolidated Edison Inc.	133,006	12,593
	DTE Energy Co.	80,571	10,652
	Public Service Enterprise Group Inc.	151,363	10,595
	AES Corp.	384,857	9,902
	Essential Utilities Inc.	193,616	9,900
	FirstEnergy Corp.	215,147	9,867
	Edison International	139,688	9,792
	Ameren Corp.	98,455	9,231
	NiSource Inc.	276,272	8,786
*	Constellation Energy Corp.	128,811	7,246
	CenterPoint Energy Inc.	213,200	6,533
	Alliant Energy Corp.	91,615	5,724
	Entergy Corp.	43,027	5,023
	Evergy Inc.	67,360	4,603
	Republic Services Inc.	31,721	4,203
	NRG Energy Inc.	98,641	3,784
	PPL Corp.	122,981	3,512
*	Sunrun Inc.	102,400	3,110
	UGI Corp.	82,918	3,003
*	Stericycle Inc.	40,057	2,360
*	Clean Harbors Inc.	20,375	2,275
	IDACORP Inc.	16,354	1,887
	National Fuel Gas Co.	9,448	649
			497,046
Total Common Stocks (Cost $5,759,965)			17,453,250

			Shares	Market Value ($000)
Preferred Stock (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $373)		8,633	742
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $64,660)	0.312%	646,692	64,663
Total Investments (99.9%) (Cost $5,824,998)				17,518,655
Other Assets and Liabilities—Net (0.1%)				13,517
Net Assets (100%)				17,532,172
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	352	79,741	4,046

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.